PROPERTY, PLANT AND EQUIPMENT ("PP&E")	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT ("PP&E")
PROPERTY, PLANT AND EQUIPMENT ("PP&E")

4) PROPERTY, PLANT AND EQUIPMENT (“PP&E”)

		Accumulated Depletion,
As at December 31, 2018		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties(1)	$14,773,082	$(13,479,141)	$1,293,941
Other capital assets	115,510	(102,380)	13,130
Total PP&E	$14,888,592	$(13,581,521)	$1,307,071

		Accumulated Depletion,
As at December 31, 2017		Depreciation,
($ thousands)	Cost	and Impairment	Net Book Value
Oil and natural gas properties(1)	$13,622,266	$(12,732,299)	$889,967
Other capital assets	107,582	(97,518)	10,064
Total PP&E	$13,729,848	$(12,829,817)	$900,031
(1)	All of the Company’s unproved properties are included in the full cost pool.

Acquisitions:

For the years ended December 31, 2018 and 2017, Enerplus acquired property and land totaling $25.8 million, and $13.3 million, respectively.

Divestments:

For the years ended December 31, 2018 and 2017, Enerplus disposed of properties for proceeds of $6.9 million and $56.2 million, respectively. Certain asset divestments may result in gains if the divestments cause a significant alteration in the relationship between the cost centre’s capitalized costs and proved reserves. During 2018, Enerplus did not recognize any gains on asset divestments (2017 – $78.4 million, 2016 – $559.2 million).